Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 51.7%
BlackRock Advantage Emerging Markets Fund, Class K	1,011,944	$ 10,979,587
BlackRock Tactical Opportunities Fund, Class K	1,005,942	14,284,373
Diversified Equity Master Portfolio	$119,838,772	119,838,772
International Tilts Master Portfolio	$30,999,949	30,999,949
iShares Developed Real Estate Index Fund, Class K	689,535	7,240,115
iShares MSCI EAFE Small-Cap ETF	120,660	8,168,682
		191,511,478
Fixed-Income Funds — 33.6%
BlackRock Diversified Fixed Income Fund, Class K	9,017,202	88,729,270
BlackRock High Yield Bond Portfolio, Class K	238,424	1,726,191
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	68,056	7,688,967
iShares TIPS Bond ETF	238,891	26,390,289
		124,534,717

Security	Shares	Value
Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	7,883,275	$ 7,890,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	50,175,065	50,175,065
		58,065,435
Total Investments — 101.0% (Cost: $326,034,566)		374,111,630
Liabilities in Excess of Other Assets — (1.0)%		(3,710,405)
Net Assets — 100.0%		$ 370,401,225

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 9,621,720	$ 77,934	$ —	$ —	$ 1,279,933	$ 10,979,587	1,011,944	$ 77,934	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	7,911,930	—	(25,036)(a)	974	2,502	7,890,370	7,883,275	31,569 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,767,175	34,407,890 (a)	—	—	—	50,175,065	50,175,065	1,689,047	—
BlackRock Diversified Fixed Income Fund, Class K	73,021,447	14,669,728	—	—	1,038,095	88,729,270	9,017,202	3,225,419	—
BlackRock High Yield Bond Portfolio, Class K	2,702,015	614,696	(1,635,249)	78,081	(33,352)	1,726,191	238,424	102,388	—
BlackRock Tactical Opportunities Fund, Class K	13,368,966	—	—	—	915,407	14,284,373	1,005,942	—	—
Diversified Equity Master Portfolio	96,133,070	3,622,381 (a)(c)	—	9,811,098	10,272,223	119,838,772	$119,838,772	1,566,124	—
International Tilts Master Portfolio	23,809,398	3,827,824 (a)(c)	—	1,581,685	1,781,042	30,999,949	$30,999,949	599,722	—
iShares Developed Real Estate Index Fund, Class K	4,607,420	3,556,368	(1,737,000)	82,168	731,159	7,240,115	689,535	105,166	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,531,077	—	—	—	157,890	7,688,967	68,056	216,791	—
iShares MSCI EAFE Small-Cap ETF	10,089,267	—	(2,650,425)	302,346	427,494	8,168,682	120,660	108,487	—
iShares TIPS Bond ETF	19,302,302	6,379,177	—	—	708,810	26,390,289	238,891	482,833	—
				$ 11,856,352	$ 17,281,203	$ 374,111,630		$ 8,205,480	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	12/12/24	$ 3,531	$ 146,152
10-Year U.S. Treasury Note	97	12/19/24	11,094	35,159
S&P/TSE 60 Index	23	12/19/24	4,913	92,609
Ultra U.S. Treasury Bond	20	12/19/24	2,666	(6,622)
E-mini Russell 2000 Index	81	12/20/24	9,109	387,102
MSCI EAFE Index	25	12/20/24	3,110	69,353
MSCI Emerging Markets Index	135	12/20/24	7,916	504,445
S&P 500 Micro E-Mini Index	51	12/20/24	1,483	38,473
5-Year U.S. Treasury Note	87	12/31/24	9,566	24,837
				1,291,508
Short Contracts
U.S. Long Bond	15	12/19/24	1,865	6,004
				$ 1,297,512
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,757,342	USD	10,470,439	JPMorgan Chase Bank N.A.	12/18/24	$ 432,016
CAD	4,331,669	USD	3,192,539	Nomura International PLC	12/18/24	16,634
CAD	6,374,116	USD	4,695,962	Nomura International PLC	12/18/24	26,384
EUR	6,457,732	USD	7,139,546	UBS AG	12/18/24	71,319
USD	162,809	JPY	22,723,000	Morgan Stanley & Co. International PLC	12/18/24	3,084
						549,437
USD	46,435	EUR	42,000	Morgan Stanley & Co. International PLC	12/18/24	(463)
						$ 548,974
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,931	$ 505,332	$ —	$ 505,332
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	847	72,119	—	72,119
									$ 577,451	$ —	$ 577,451
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 40,672,757	$ —	$ —	$ 40,672,757
Fixed-Income Funds	124,534,717	—	—	124,534,717
Money Market Funds	58,065,435	—	—	58,065,435
	$223,272,909	$—	$—	223,272,909
Investments Valued at NAV(a)				150,838,721
				$ 374,111,630
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,091,982	$ 723,603	$ —	$ 1,815,585
Foreign Currency Exchange Contracts	—	549,437	—	549,437
Interest Rate Contracts	66,000	—	—	66,000
Liabilities
Foreign Currency Exchange Contracts	—	(463)	—	(463)
Interest Rate Contracts	(6,622)	—	—	(6,622)
	$1,151,360	$1,272,577	$—	$2,423,937

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments